AI Powered International Equity ETF
Schedule of Investments
February 28, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	Argentina - 0.4%
172	Globant SA (a)	$36,933

	Australia - 5.6%
526,998	Alcidion Group, Ltd. (a)	103,403
3,960	Aristocrat Leisure, Ltd.	92,507
442	Atlassian Corporation plc - Class A (a)	105,063
4,400	Elders, Ltd.	38,122
20,089	EML Payments, Ltd. (a)	77,133
6,600	Netwealth Group, Ltd.	71,046
3,295	Northern Star Resources, Ltd.	25,886
901	WiseTech Global, Ltd.	18,906
		532,066
	Belgium - 0.9%
512	Galapagos NV - ADR (a)	42,291
958	Materialise NV - ADR (a)	43,599
		85,890
	Canada - 29.8% (b)
77	Algonquin Power & Utilities Corporation	1,190
1,700	Atrium Mortgage Investment Corporation	17,246
611	Aurinia Pharmaceuticals, Inc. (a)	8,554
720	Ballard Power Systems, Inc. (a)	20,030
2,189	Barrick Gold Corporation	40,868
2,220	BlackBerry, Ltd. (a)	22,311
34,048	Canaccord Genuity Group, Inc.	305,539
217	Canadian National Railway Company	23,723
1,291	Canadian Natural Resources, Ltd.	35,231
53	Canadian Pacific Railway, Ltd.	18,871
478	Canadian Solar, Inc. (a)	22,433
797	Canopy Growth Corporation (a)	26,102
5,000	Canopy Growth Corporation (a)	164,624
4,302	Cascades, Inc.	56,758
34,440	C-com Satellite Systems, Inc.	91,472
6,840	Centerra Gold, Inc.	66,379
7	Constellation Software, Inc.	9,063
703	Descartes Systems Group, Inc. (a)	41,168
1,836	Dollarama, Inc.	69,871
7,098	Eldorado Gold Corporation (a)	74,387
3,816	EMX Royalty Corporation (a)	12,364
9,514	Enerplus Corporation	46,048
3,000	Finning International, Inc.	78,289
12,635	Hudbay Minerals, Inc.	90,341
9,059	IAMGOLD Corporation (a)	26,905
14,970	Kinross Gold Corporation	93,048
2,334	MAG Silver Corporation (a)	44,649
3,900	Morneau Shepell, Inc.	100,243
12,767	New Pacific Metals Corporation (a)	62,701

1,601	Northland Power, Inc.	53,152
1,110	Novagold Resources, Inc. (a)	9,269
152	Nutrien, Ltd.	8,202
557	Open Text Corporation	24,825
67,200	Osisko Mining, Inc. (a)	148,383
2,160	Parkland Corporation	68,639
25,200	Premier Gold Mines, Ltd. (a)	57,228
2,880	Real Matters, Inc. (a)	36,209
1,337	Resolute Forest Products, Inc. (a)	12,461
14,700	Sabina Gold & Silver Corporation (a)	25,066
515	Seabridge Gold, Inc. (a)	8,776
229	Shopify, Inc. - Class A (a)	293,342
655	Sierra Wireless, Inc. (a)	11,014
605	Sprott, Inc.	21,145
4,984	SunOpta, Inc. (a)	77,231
397	TC Energy Corporation	16,646
667	Teck Resources, Ltd. - Class B	13,894
156	TFI International, Inc.	10,892
462	Thomson Reuters Corporation	40,142
9,391	Torex Gold Resources, Inc. (a)	113,790
6,490	Trillium Therapeutics, Inc. (a)	73,662
4,218	Trilogy Metals, Inc. (a)	9,069
1,019	Turquoise Hill Resources, Ltd. (a)	15,448
761	Wheaton Precious Metals Corporation	27,198
1,895	Whitehorse Gold Corporation (a)	2,933
		2,849,024
	China - 1.7%
3,500	CanSino Biologics, Inc. - H Shares (a)	166,507

	Denmark - 1.6%
84	Ascendis Pharma AS - ADR (a)	13,017
293	DSV PANALPINA AS	53,816
436	SimCorp AS	52,986
851	Zealand Pharma AS - ADR (a)	29,896
		149,715
	Finland - 0.5%
2,100	Tokmanni Group Corporation	45,608

	France - 2.2%
1,950	Accor SA	81,312
676	Atos SE	52,706
247	Dassault Systemes SE	51,229
3,294	Sequans Communications SA - ADR (a)	21,477
		206,724
	Germany - 11.7%
8,042	Affimed NV (a)	45,598
85	Allianz SE	20,491
928	BioNTech SE - ADR (a)	101,180
240	Delivery Hero SE (a)	30,608
1,387	Deutsche Telekom AG	25,152
1,800	HelloFresh SE (a)	140,081
1,186	Infineon Technologies AG	51,515

2,850	Nemetschek SE	179,326
6,600	Nordex SE (a)	176,783
1,067	SAP SE - ADR	131,614
1,212	Siemens AG	187,150
601	Siemens Energy AG (a)	22,660
150	Siemens Healthineers AG	8,294
		1,120,452
	Hong Kong - 0.3%
10,000	SITC International Holdings Company, Ltd.	26,301

	Ireland - 0.2%
3,217	Amarin Corporation plc - ADR (a)	21,683

	Israel - 8.9%
1,000	Camtek, Ltd. (a)	27,600
4,188	Compugen, Ltd. (a)	39,074
8,188	Energix-Renewable Energies, Ltd.	28,695
5,160	Enlivex Therapeutics, Ltd. (a)	78,896
450	Fiverr International, Ltd. (a)	121,486
676	Hilan, Ltd.	29,817
2,263	Inmode, Ltd. (a)	156,056
3,600	Maytronics, Ltd.	57,284
48	Nice, Ltd.	11,169
1,121	Nova Measuring Instruments, Ltd. (a)	94,164
11,400	RADA Electronic Industries, Ltd. (a)	145,920
22,950	Vascular Biogenics Ltd. (a)	41,540
41	Wix.com, Ltd. (a)	14,291
		845,992
	Italy - 1.2%
240	Brunello Cucinelli SpA	9,880
2,688	Enel SpA - ADR	25,268
1,704	Eni SpA - ADR	38,988
8,855	Telecom Italia SpA - ADR	42,327
		116,463
	Japan - 13.2%
2,800	77 Bank, Ltd.	36,827
3,500	Elan Corporation	43,112
700	FUJIFILM Holdings Corporation	39,861
4,600	GMO internet, Inc.	136,366
973	Honda Motor Company, Ltd. - ADR	26,923
1,300	Ibiden Company, Ltd.	52,807
5,800	Infomart Corporation	50,440
500	Justsystems Corporation	29,223
1,200	M3, Inc.	94,845
1,200	Media Do Company, Ltd.	62,367
4,600	Monex Group, Inc.	38,234
100	Nintendo Company, Ltd.	60,744
500	Nippon Telegraph & Telephone Corporation	12,937
1,100	Pan Pacific International Holdings Corporation	25,747
7,300	Qol Holdings Company, Ltd.	95,877
1,100	Sansan, Inc. (a)	93,804
1,300	Sundrug Company, Ltd.	48,783

1,000	Taiyo Holdings Company, Ltd.	51,879
100	TDK Corporation	14,297
724	Toyota Motor Corporation - ADR	107,101
1,600	Wowow, Inc.	41,308
3,100	ZOZO, Inc.	96,843
		1,260,325
	Luxembourg - 0.6%
605	Eurofins Scientific SE	53,754

	Netherlands - 3.2%
240	Akzo Nobel NV - ADR	8,343
393	ASML Holding NV - NY	222,866
433	Koninklijke Philips NV - NY	23,555
69	NXP Semiconductors NV	12,596
840	QIAGEN NV (a)	42,000
11	Topicus.com, Inc. (a)	571
		309,931
	Republic of Korea - 3.1%
247	Celltrion, Inc.	65,405
1,080	DL Holdings Company, Ltd.	83,151
234	Gravity Company, Ltd. - ADR (a)	27,373
3,450	LG Uplus Corporation	36,235
54	NCSoft Corporation	44,988
1,056	SK Telecom Company, Ltd. - ADR	25,428
364	Woori Financial Group, Inc. - ADR	9,166
		291,746
	Russia - 0.6%
902	Yandex NV - Class A (a)	57,715

	Sweden - 1.4%
862	Bure Equity AB	27,359
300	Sinch AB (a)	56,135
52	Spotify Technology SA (a)	15,984
2,225	Svenska Cellulosa AB SCA - Class B	38,274
		137,752
	Switzerland - 2.8%
163	CRISPR Therapeutics AG (a)	20,487
835	Logitech International SA	90,213
382	Nestle SA - ADR	40,041
1,310	Roche Holding AG - ADR	53,841
1,737	STMicroelectronics NV - NY	67,500
		272,082
	United Kingdom - 6.9%
1,054	Adaptimmune Therapeutics plc - ADR (a)	5,839
2,296	Admiral Group plc	98,779
51,600	Alliance Pharma plc	61,609
2,900	AstraZeneca plc - ADR	140,301
2,474	Barclays plc - ADR	21,845
1,925	Blue Prism Group plc (a)	41,060
2,006	CNH Industrial NV	29,769
204	Coca-Cola European Partners plc	10,394
67	Diageo plc - ADR	10,569

1,950	Future plc	52,977
3,150	Gamesys Group plc	59,860
173	National Grid plc - ADR	9,669
2,500	Pets at Home Group plc	13,737
800	Rio Tinto plc - ADR	69,919
529	Smith & Nephew plc - ADR	20,552
1,481	VivoPower International plc (a)	14,321
		661,200
	United States - 2.7%
1,765	Aura Minerals, Inc. (a)	16,601
2,363	Flex, Ltd. (a)	42,983
768	Horizon Therapeutics plc (a)	69,819
11,185	Sombrero Resources Shares (a) (c)	–
384	STERIS plc	67,123
11,185	Tier One Metals Shares (a) (c)	–
2,316	VBI Vaccines, Inc. (a)	7,805
5,746	Viemed Healthcare, Inc. (a)	54,185
		258,516
	TOTAL COMMON STOCKS (Cost $8,481,151)	9,506,379

	SHORT-TERM INVESTMENTS - 0.9%
83,405	First American Government Obligations Fund - Class X, 0.03% (d)	83,405
	TOTAL SHORT-TERM INVESTMENTS (Cost $83,405)	83,405
	TOTAL INVESTMENTS - 100.4% (Cost $8,564,556)	9,589,784
	Liabilities in Excess of Other Assets - (0.4)%	(34,325)
	NET ASSETS - 100.0%	$9,555,459

	Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

(c)	Value determined using significant unobservable inputs.
(d)	Annualized seven-day yield as of February 28, 2021.

Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,506,379	$-	$-	$9,506,379
Short-Term Investments	83,405	-	-	83,405
Total Investments in Securities	$9,589,784	$-	$-	$9,589,784
^ See Schedule of Investments for breakout of investments by country.